Related party transactions - Schedule of transactions with joint ventures (Details) - Joint Ventures and Other Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of transactions with joint ventures [Line Items]
Sale of finished products	$ 4,534	$ 7,733	$ 5,628
Revenue from services and consulting	478	1,034	116
Purchases of raw materials and other services	$ 15,542	$ 12,367	$ 10,240